Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

June 30, 2020

ITCIP-QTLY-0820
1.851902.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Electronic Equipment & Components - 4.2%
Electronic Components - 1.4%
Corning, Inc.	3,075,777	$79,662,624
Electronic Equipment & Instruments - 1.7%
Cognex Corp.	547,440	32,693,117
Trimble, Inc. (a)	1,604,553	69,300,644
		101,993,761
Electronic Manufacturing Services - 1.1%
TE Connectivity Ltd.	793,341	64,696,959

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		246,353,344

Entertainment - 1.4%
Interactive Home Entertainment - 1.4%
Electronic Arts, Inc. (a)	594,996	78,569,222
Equity Real Estate Investment Trusts (REITs) - 0.8%
Diversified REITs - 0.8%
Ant International Co. Ltd. Class C(a)(b)(c)	3,805,376	43,343,233
Interactive Media & Services - 1.6%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	64,156	90,976,416
IT Services - 13.9%
Data Processing & Outsourced Services - 6.7%
ExlService Holdings, Inc. (a)	361,566	22,923,284
MasterCard, Inc. Class A	272,600	80,607,820
PayPal Holdings, Inc. (a)	1,018,652	177,479,738
Visa, Inc. Class A	554,000	107,016,180
		388,027,022
Internet Services & Infrastructure - 2.7%
Akamai Technologies, Inc. (a)	464,967	49,793,316
GoDaddy, Inc. (a)	629,400	46,153,902
Twilio, Inc. Class A (a)	272,300	59,748,066
		155,695,284
IT Consulting & Other Services - 4.5%
Capgemini SA	813,017	93,123,638
Cognizant Technology Solutions Corp. Class A	1,769,777	100,558,729
DXC Technology Co.	507,483	8,373,470
Gartner, Inc. (a)	497,935	60,414,454
		262,470,291

TOTAL IT SERVICES		806,192,597

Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (c)	1,008,062	525,029
Road & Rail - 0.3%
Trucking - 0.3%
Uber Technologies, Inc. (a)	528,212	16,416,829
Semiconductors & Semiconductor Equipment - 8.1%
Semiconductor Equipment - 0.0%
SunEdison, Inc. (a)(c)	1,200	0
Semiconductors - 8.1%
Analog Devices, Inc.	1,394,061	170,967,641
Marvell Technology Group Ltd.	673,544	23,614,453
Microchip Technology, Inc.	715,052	75,302,126
Micron Technology, Inc. (a)	2,020,311	104,086,423
ON Semiconductor Corp. (a)	433,500	8,591,970
Skyworks Solutions, Inc.	400,963	51,267,129
Xilinx, Inc.	375,300	36,925,767
		470,755,509

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		470,755,509

Software - 45.2%
Application Software - 20.4%
Adobe, Inc. (a)	596,749	259,770,807
Anaplan, Inc. (a)	1,083,500	49,093,385
Aspen Technology, Inc. (a)	85,000	8,806,850
Autodesk, Inc. (a)	476,232	113,909,932
Blackbaud, Inc.	453,300	25,874,364
Box, Inc. Class A (a)	304,418	6,319,718
Citrix Systems, Inc.	104,319	15,429,823
Constellation Software, Inc.	19,090	21,554,854
Elastic NV (a)	508,800	46,916,448
HubSpot, Inc. (a)	254,804	57,165,277
Micro Focus International PLC	1,464,922	7,815,431
Mimecast Ltd. (a)	423,000	17,622,180
Parametric Technology Corp. (a)	667,957	51,960,375
Pluralsight, Inc. (a)(d)	2,636,636	47,591,280
RealPage, Inc. (a)	535,200	34,793,352
Salesforce.com, Inc. (a)	1,182,031	221,429,867
Slack Technologies, Inc. Class A (a)(d)	920,345	28,613,526
Smartsheet, Inc. (a)	197,400	10,051,608
Workday, Inc. Class A (a)	441,589	82,736,115
Workiva, Inc. (a)	549,200	29,376,708
Zendesk, Inc. (a)	542,300	48,009,819
		1,184,841,719
Systems Software - 24.8%
Microsoft Corp.	6,307,959	1,283,732,736
Nortonlifelock, Inc.	1,957,110	38,809,491
Palo Alto Networks, Inc. (a)	272,230	62,523,064
Proofpoint, Inc. (a)	163,100	18,123,672
Talend SA ADR (a)(d)	422,491	14,643,538
Tenable Holdings, Inc. (a)	886,500	26,426,565
		1,444,259,066

TOTAL SOFTWARE		2,629,100,785

Technology Hardware, Storage & Peripherals - 21.2%
Technology Hardware, Storage & Peripherals - 21.2%
Apple, Inc.	3,266,033	1,191,448,838
Pure Storage, Inc. Class A (a)	544,271	9,432,216
Western Digital Corp.	757,214	33,430,998
		1,234,312,052
TOTAL COMMON STOCKS
(Cost $3,492,205,134)		5,616,545,016

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.12% (e)	203,096,952	203,137,572
Fidelity Securities Lending Cash Central Fund 0.12% (e)(f)	30,043,749	30,046,753
TOTAL MONEY MARKET FUNDS
(Cost $233,184,325)		233,184,325
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,725,389,459)		5,849,729,341
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(38,622,319)
NET ASSETS - 100%		$5,811,107,022

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,343,233 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,339,636
Fidelity Securities Lending Cash Central Fund	146,648
Total	$1,486,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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